MANAGING CAPITAL	12 Months Ended
Dec. 31, 2019
MANAGING CAPITAL
MANAGING CAPITAL

4.     MANAGING CAPITAL

The Company’s objectives, when managing capital, are to safeguard cash as well as maintain financial liquidity and flexibility in order to preserve its ability to meet financial obligations and deploy capital to grow its business. In the definition of capital, the Company includes equity and the convertible debt. There has been no change in the definition since the prior year.

The Company’s financial strategy is designed to maintain a flexible capital structure consistent with the objectives stated above and to respond to business growth opportunities and changes in economic conditions. In order to maintain or adjust its capital structure, the Company may issue new shares, new units or new debt (secured, unsecured, convertible and/or other types of available debt instruments). For the years ended December 31, 2019, 2018 and 2017 there were no changes in the Company’s capital management policy.

The capital of the Company is comprised of:

	2019	2018	2017
		As restated Note 23	As restated Note 23
2017 Convertible Notes	$5,400,189	$14,617,336	$20,007,559
2019 Convertible Notes	9,265,480	—	—
Equity	(14,445,765)	(8,332,838)	(35,200,448)
Capital	$(219,904)	$6,284,498	$(15,192,889)